COMMITMENTS AND CONTINGENCIES - Schedule of Minimum Guaranteed Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Accrued royalties	$ 5,200	$ 100
Minimum guarantee liability-noncurrent	0	300
Total minimum guarantee obligations	$ 5,200	$ 400
Weighted-average remaining term (in years)	2 years 7 months 6 days	2 years 6 months